DISPOSALS	3 Months Ended
Mar. 31, 2026
DISPOSALS
DISPOSALS

NOTE 4: DISPOSALS

During the three months ended March 31, 2026, the Company completed the divestitures described below as part of the strategic rationalization of its Owned Service Network segment. Neither disposition represents a strategic shift that has, or will have, a major effect on the Company’s operations or financial results, and accordingly, neither qualifies for presentation as a discontinued operation under ASC 205-20-45-1B. The results of the disposed businesses through their respective disposal dates remain included within continuing operations.

Air Temp Service Co.

On January 1, 2026, the Company’s wholly-owned subsidiary Air Temp Service Co., Inc. (“ATSCI”) transferred all of its HVAC service operations conducted under the “Air Temp Service Co.” trade name to A.T.S. Heating & Cooling LLC (“ATS LLC”), a newly formed New Jersey limited liability company, pursuant to a Non-Cash Business Asset Transfer Agreement. The transferred assets included vehicles, equipment, marketing materials, building leases used in operations, and the “Air Temp Service Co.” trade name and associated goodwill, together with all rights and responsibilities necessary to operate the previously-conducted HVAC business. The Company received no cash consideration and ATS LLC did not assume any pre-Closing liabilities of ATSCI; all such obligations were retained by the Company.

In connection with the transfer, ATSCI retained a 1% non-voting, non-distributing membership interest in ATS LLC solely to facilitate participation in a shared health benefits arrangement. The retained interest carries no voting, distribution, or residual rights, is not separately transferable, and automatically terminates upon modification of the underlying benefits plan. Based on these terms, the Company concluded that the fair value of the retained interest is de minimis, and the interest was assigned a carrying amount of zero in the disposal accounting. ATSCI is also entitled to 2% of the net proceeds in the event ATS LLC is sold within 24 months of the effective date. This contingent right represents a gain contingency under ASC 450-30-25-1 and was not recognized as an asset at the disposal date; any future amount received will be recognized when realized. ATSCI is also subject to a five-year non-compete and non-solicit within ATS LLC’s service territories. As a result of the transaction, ATS is no longer affiliated with the Company.

The Company accounted for the transfer as the disposal of a business and deconsolidated ATSCI in accordance with ASC 805-10-55 and ASC 810-10-40. The full carrying amount of the goodwill of approximately $2,613,000 attributable to the Company’s prior acquisition of ATSCI. The Company recognized a loss on disposal of approximately $2,665,001, which is included in other income / (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026.

Green Energy Gains

On March 20, 2026, the Company completed the sale of its Green Energy Gains, Inc. (“GEG”) business — a Massachusetts-based energy audit and weatherization contractor operating under the MassSave Home Performance Contractor program — to Forge Team, Inc. (“Forge”), pursuant to an Asset Purchase Agreement dated March 20, 2026. The transferred assets included the GEG trade name and domain names, customer database and CRM, customer backlog and scheduled appointments, field equipment, tools, materials, inventory, vehicles, and all goodwill associated with the disposed business. The Company retained all pre-Closing accounts receivable and cash, and Forge did not assume any pre-Closing liabilities of the Company except as expressly provided in the Asset Purchase Agreement. The Company also retained sole responsibility for warranty and remediation work arising from services performed prior to closing.

Total consideration was $100,000, consisting of $50,000 in cash, of which $31,717 was received by March 31, 2026, $18,283 was received in April 2026, and $50,000 was placed into holdback. Of the total holdback, $30,000 is considered a Disclosure Holdback, which is releasable upon the Company’s delivery of a completed disclosure schedule and $20,000 is considered a General Holdback, which is releasable 90 days after closing, subject to successful employee transition, verification of customer data and backlog accuracy, confirmation of an active BPI certification, and the absence of any material breach of the Company’s representations and warranties. The Company concluded that the holdbacks represent indemnification security for the Company’s general representations and warranties and not contingent consideration; the full $100,000 was recognized as consideration at closing, with the $68,283 holdback recorded as a non-cash investing item.

The Company accounted for the transaction as the disposal of a business under ASC 805-10-55 and ASC 810-10-40. In accordance with ASC 350-20-40-3, goodwill of $259,347 specifically attributable to the disposed business was included in its carrying amount in determining the loss on disposal. The Company recognized a loss on disposal of approximately $243,963, which is included in other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026. The loss reflects total consideration of $100,000 less net identifiable assets disposed of approximately $84,000 and goodwill of $259,000 attributable to the disposed business. Following the closing, the Company is providing 60 days of transitional assistance to Forge at no additional cost and is subject to a three-year non-compete covering Massachusetts energy audit and weatherization services. The Company is also retaining certain vehicle lease obligations through the earlier of formal lease transfer or April 30, 2026.